UNITED STATES
                    SECURITIES AND EXCHANGE COMMISSION
                          Washington, D.C.  20549

                                  Form 13F

                            Form 13F COVER PAGE

Report for the Calendar Year or Quarter Ended:  December 31, 2012
                                                 -----------------

Check here if Amendment [   ]; Amendment Number:
                                                  -----
   This Amendment (Check only one.):  [   ] is a restatement.
                                      [   ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:      Revelation Capital Management Ltd.
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Address:   5A, Waterloo Lane
           --------------------------------------------------
           Pembroke, HM 08, Bermuda
           --------------------------------------------------

Form 13F File Number:  28-14283
                      ------------------

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:      Chris Kuchanny
           --------------------------------------------------
Title:     Chairman and Chief Executive Officer
           --------------------------------------------------
Phone:     +1 (441) 296-7130
           --------------------------------------------------

Signature, Place, and Date of Signing:

        /s/ Chris Kuchanny                 Pembroke, Bermuda         2/14/13
       ------------------------   ------------------------------   ----------
             [Signature]                  [City, State]              [Date]

Report Type (Check only one.):


[ X ] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[   ]   13F NOTICE.  (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[   ]   13F COMBINATION REPORT.  (Check here if a portion of the
        holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

                             Form 13F SUMMARY PAGE


Report Summary:


Number of Other Included Managers:             0
                                               -------------

Form 13F Information Table Entry Total:        13
                                               -------------

Form 13F Information Table Value Total:        $129,008
                                               -------------
                                               (in thousands)




Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.


     No.       Form 13F File Number      Name

    NONE


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
                                                     Form 13F Information Table

          Column 1               Column 2    Column 3  Column 4      Column 5       Column 6  Column 7           Column 8
----------------------------- -------------- --------- -------- ------------------ ---------- -------- -----------------------------
                                                        Value    Shares/  Sh/ Put/ Investment  Other         Voting Authority
       Name of Issuer         Title of Class   CUSIP   (x$1000)  Prn Amt  Prn Call Discretion Managers   Sole     Shared     None
----------------------------- -------------- --------- -------- --------- --- ---- ---------- -------- --------- --------- ---------
ADVANCED SEMICONDUCTOR ENGR   SPONSORED ADR  00756M404   1,741    406,663  SH          SOLE               406,663
COMSTOCK MNG INC              COM            205750102     895    392,401  SH          SOLE               392,401
CROSSROADS SYS INC            COM NEW        22765D209   1,618    563,808  SH          SOLE               563,808
FUTUREFUEL CORPORATION        COM            36116M106  23,787  2,009,000  SH          SOLE             2,009,000
ICICI BK LTD                  ADR            45104G104     398      9,133  SH          SOLE                 9,133
ISHARES INC                   MSCI TAIWAN    464286731     953     70,000  SH          SOLE                70,000
ISHARES INC                   MSCI HONG KONG 464286871   8,386    431,847  SH          SOLE               431,847
LAS VEGAS SANDS CORP          COM            517834107   4,911    106,400  SH          SOLE               106,400
RYANAIR HLDGS PLC             SPONSORED ADR  783513104   6,239    182,000  SH          SOLE               182,000
SILICONWARE PRECISION INDS L  SPONSD ADR SPL 827084864   2,074    388,400  SH          SOLE               388,400
TAIWAN SEMICONDUCTOR MFG LTD  SPONSORED ADR  874039100  28,582  1,665,615  SH          SOLE             1,665,615
TATA MTRS LTD                 SPONSORED ADR  876568502   4,151    144,527  SH          SOLE               144,527
UNITED MICROELECTRONICS CORP  SPON ADR NEW   910873405  45,273 22,750,000  SH          SOLE            22,750,000
